Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of Changes in Non-Current Financial Assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Rights Placed in Trust	Security deposits paid	Total
Net book value as of December 31, 2023	—	299	299
Additions	—	109	109
Decreases	—	(2)	(2)
Reclassification	—	—	—
Currency translation adjustments	—	1	1
Net book value as of December 31, 2024	—	406	406
Additions	24	6	31
Decreases	—	(2)	(2)
Reclassification	—	—	—
Currency translation adjustments	—	(1)	(1)
Net book value as of December 31, 2025	24	409	434